Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Sep. 30, 2020	Feb. 28, 2017	Jun. 30, 2015	Dec. 31, 2022	Dec. 31, 2020	Oct. 31, 2022	Mar. 01, 2022	Dec. 31, 2021
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans				$ 470.8				$ 452.9
Loan and Financing Repurchase Maximum Amount	$ 82.3						$ 228.6	$ 18.9
Loan And Financing Remaining Amount				$ 210.8
Total borrowing costs incurred					$ 615.0
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				98.70%
Weighted average interest rate				5.39%				5.16%
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				0.32%
Weighted average interest rate				8.31%				5.24%
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				0.98%
Weighted average interest rate				2.75%				0.29%
Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued	$ 750.0
Borrowing interest rate	6.95%
Loan and Financing Repurchase Maximum Amount	$ 36.0
Loan And Financing Remaining Amount	$ 714.0
Embraer [Member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued			$ 1,000.0
Borrowing interest rate			5.05%
Loan and Financing Repurchase Maximum Amount				$ 43.0
Loan And Financing Remaining Amount				$ 957.0
Embraer Aircraft Holding Inc. and Embraer Netherlands Finance B.V [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings						$ 650.0
Embraer Aircraft Holding Inc. and Embraer Netherlands Finance B.V [Member] | Revolving Credit Facility [Member] | Bottom of range [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate						1.50%
Embraer Aircraft Holding Inc. and Embraer Netherlands Finance B.V [Member] | Revolving Credit Facility [Member] | Top of range [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate						1.85%
Brazilian Development Bank [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity date				5 years
Total borrowing costs incurred				$ 400.0
Existing Notes [member]
Disclosure of detailed information about loans and financing [line items]
Aggregate principal amount of notes exchange				146.4
5.696%, maturing on September 16, 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued				$ 540.5
Borrowing interest rate				5.696%
Aggregate principal amount of notes exchange				$ 337.2
Percentage of aggregate principal notes exchange				54.95%
5.40% p.a., due on February 01, 2027 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued		$ 750.0
Borrowing interest rate		5.40%
Loan and Financing Repurchase Maximum Amount		$ 20.0
Loan And Financing Remaining Amount		$ 730.0
Brazilian National Bank for Economic and Social Development [Member] | Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings				$ 12.0				$ 303.0